Consolidated Statement of Equity and Partners' Capital (Parenthetical) (Partners' Captial, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Chipeta Processing Limited Liability Company [Member]
Acquisition from affiliates		$ 43,900,000
The decrease to partner's capital resulting from the August 2012 Chipeta acquisition together with net income attributable to Western Gas Partners, LP	$ 90,500,000